Leases, Other Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Other Information [Abstract]
Weighted-average remaining lease term for operating leases	13 years 8 months 12 days	9 years 7 months 6 days
Weighted-average discount rate for operating leases	2.29%	2.79%